Retirement Plans - Components of Net Pension and Other Post Retirement Benefit Costs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 8,030	$ 6,426	$ 25,819	$ 22,405	$ 18,989
Interest cost			38,404	36,013	33,826
Interest cost	8,368	9,447	38,404	36,013	33,825
Expected return on plan assets	(10,482)	(10,329)	(41,621)	(38,295)	(34,488)
Amortization of prior service cost	50	26	102	102	102
Amortization of net loss	3,257	3,440	14,572	11,541	7,059
Settlements			17,840
Net periodic benefit costs	9,223	9,010	55,116	31,766	25,488
Other Postretirement Plans
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	38	35	140	138	120
Interest cost	108	128	512	546	595
Amortization of net loss	28	8	34	44	(6)
Net periodic benefit costs	$ 174	$ 171	$ 686	$ 728	$ 709